UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary, 333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 0.2%

$220	Wichita Airport Authority, Kansas, Airport Facilities Revenue Bonds, Wichita Airport Hotel Associates LP, Series 1992, 7.000%, 3/01/05 - RAAI Insured	No Opt. Call	AA	$220,084
	Education and Civic Organizations - 4.2%

1,000	Kansas Development Finance Corporation, Athletic Facility Revenue Bonds, University of Kansas Athletic Corporation Project, Series 2004K, 5.000%, 6/01/19	6/14 at 100.00	A1	1,056,850

1,480	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 - MBIA Insured	4/15 at 100.00	AAA	1,582,179

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/09 at 101.00	BBB	1,566,990

955	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 - AMBAC Insured	7/09 at 100.00	AAA	1,043,939

270	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 - AMBAC Insured	7/09 at 100.00	AAA	295,145
	Healthcare - 17.6%

	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002:
1,005	5.000%, 8/01/18 - AMBAC Insured	8/12 at 100.00	AAA	1,061,702
1,050	5.000%, 8/01/19 - AMBAC Insured	8/12 at 100.00	AAA	1,105,808
1,000	5.000%, 8/01/20 - AMBAC Insured	8/12 at 100.00	AAA	1,050,550

2,000	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16	8/08 at 100.00	N/R	1,956,540

1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 - RAAI Insured	12/12 at 100.00	AA	1,391,539

4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	5,182,911

1,110	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999, 5.750%, 7/01/24 - RAAI Insured	7/09 at 100.00	AA	1,191,918

	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001:
1,025	5.000%, 8/15/14 - FSA Insured	8/11 at 100.00	AAA	1,092,168
1,075	5.000%, 8/15/15 - FSA Insured	8/11 at 100.00	AAA	1,140,586

	Newton, Kansas, Hospital Revenue Refunding Bonds, Newton Healthcare Corporation, Series 1998A:
1,000	5.700%, 11/15/18	11/08 at 100.00	BBB-	1,027,190
1,750	5.750%, 11/15/24	11/08 at 100.00	BBB-	1,779,960

100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 - MBIA Insured	7/05 at 102.00	AAA	102,656

4,780	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 1999-XI, 6.250%, 11/15/24	11/09 at 101.00	A+	5,256,662
	Housing/Multifamily - 4.2%

1,715	Kansas Development Finance Authority, Multifamily Housing Senior Revenue Bonds, Chimney Hills Apartments Project, Series 2000U-1, 5.900%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured	12/10 at 100.00	AAA	1,813,475

	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
1,500	6.700%, 4/01/19 - RAAI Insured	4/09 at 102.00	AA	1,606,770
2,000	6.800%, 4/01/24 - RAAI Insured	4/09 at 102.00	AA	2,124,500
	Housing/Single Family - 4.6%

410	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	414,416

1,465	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)	6/08 at 105.00	Aaa	1,526,017

545	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2000A-2, 7.600%, 12/01/31 (Alternative Minimum Tax) - MBIA Insured	12/09 at 105.00	Aaa	560,658

300	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	311,799

3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,273,003
	Industrials - 1.6%

1,000	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	A-	1,062,460

1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	8/07 at 101.00	AA-	1,041,460
	Long-Term Care - 0.4%

500	Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center Inc., Series 2001, 5.750%, 11/15/23	11/09 at 100.00	A	522,700
	Materials - 3.7%

1,000	Dodge City, Kansas, Pollution Control Revenue Refunding Bonds, Excel Corporation Project/Cargill, Series 1992, 6.625%, 5/01/05	No Opt. Call	A2	1,007,120

3,700	Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation/Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	6/08 at 102.00	A+	3,864,502
	Tax Obligation/General - 17.3%

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 - FSA Insured	No Opt. Call	AAA	2,999,800

2,615	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004, 5.000%, 9/01/23 - FSA Insured	9/14 at 100.00	AAA	2,782,883

1,675	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 - MBIA Insured	10/13 at 100.00	AAA	1,821,328

750	Derby, Kansas, General Obligation Bonds, Series 2001A, 5.250%, 12/01/21 - AMBAC Insured	12/11 at 100.00	Aaa	820,313

560	Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 - FSA Insured	12/10 at 100.00	Aaa	606,015

650	Harvey County Unified School District 460, Hesston, Kansas, General Obligation Bonds, Series 2002, 5.000%, 9/01/22 - FGIC Insured	9/12 at 100.00	AAA	688,337

	Johnson County Unified School District 232, Kansas, General Obligation Bonds, Series 2005:
1,110	5.250%, 3/01/17 - MBIA Insured	No Opt. Call	Aaa	1,256,576
1,600	5.000%, 3/01/21 - MBIA Insured	3/15 at 100.00	Aaa	1,717,920

1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 - FGIC Insured	4/12 at 100.00	AAA	1,163,745

1,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA Insured	No Opt. Call	AAA	1,175,110

330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	A-	352,965

1,070	Scott County Unified School District 466, Kansas, General Obligation Refunding Bonds, Series 2002, 5.250%, 9/01/18 - FGIC Insured	9/12 at 100.00	AAA	1,176,315

1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,197,825

1,795	Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17	4/09 at 101.00	AA	1,924,761

3,000	Wyandotte County Unified School District 500, Kansas, General Obligation Bonds, Series 2002, 5.000%, 9/01/20 - FSA Insured	9/12 at 100.00	AAA	3,211,800
	Tax Obligation/Limited - 24.5%

3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 - MBIA Insured	10/10 at 100.00	Aaa	3,317,790

	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A:
1,000	5.000%, 3/01/20	3/14 at 100.00	AA+	1,071,500
5,000	5.000%, 3/01/23	3/14 at 100.00	AA+	5,310,900

500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 - FSA Insured	10/12 at 100.00	AAA	532,070

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 - MBIA Insured	4/14 at 100.00	AAA	1,228,612

1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 - MBIA Insured	10/11 at 100.00	AAA	1,079,100

2,085	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2002N, 5.250%, 10/01/18 - AMBAC Insured	10/12 at 100.00	AAA	2,293,062

5,000	Kansas Development Finance Authority, Revenue Bonds, Board of Regents, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 - AMBAC Insured	4/13 at 102.00	AAA	5,320,150

2,355	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2003J, 5.250%, 8/01/20 - AMBAC Insured	8/13 at 100.00	AAA	2,554,068

1,800	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R	1,969,146

	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
3,135	6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA	3,883,732
630	5.500%, 8/01/29	2/12 at 100.00	BBB+	673,672

1,000	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Notes, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB	1,044,560

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB	2,295,680
	U.S. Guaranteed *** - 8.0%

12,175	Johnson County, Kansas, Residual Revenue and Refunding Bonds, Series 1992, 0.000%, 5/01/12	No Opt. Call	Aaa	9,367,567

1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15	5/05 at 100.00	A+***	1,197,456
	Utilities - 4.5%

1,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)	No Opt. Call	A3	1,037,240

500	Pratt, Kansas, Electric System Revenue Bonds, Series 2001-1, 5.250%, 5/01/18 - AMBAC Insured	5/10 at 100.00	AAA	544,150

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA Insured	7/12 at 101.00	AAA	1,068,030

	Wellington, Kansas, Electric, Water, and Sewer Utility System Revenue Bonds, Series 2002:
335	5.250%, 11/01/25 - AMBAC Insured	11/12 at 100.00	AAA	362,882
785	5.250%, 11/01/27 - AMBAC Insured	11/12 at 100.00	AAA	842,438

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B, 5.000%, 9/01/24 - FSA Insured	9/14 at 100.00	AAA	1,060,170

1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 - MBIA Insured	5/11 at 100.00	AAA	1,046,660
	Water and Sewer - 8.8%

2,000	Augusta, Kansas, Waterworks System Revenue Bonds, Series 2000A, 6.150%, 10/01/20 - RAAI Insured	10/08 at 101.50	AA	2,220,040

1,040	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Series 2002, 5.250%, 9/01/22 - MBIA Insured	9/12 at 100.00	Aaa	1,132,602

2,300	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.000%, 11/01/23	11/12 at 100.00	AAA	2,426,314

5,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 - FGIC Insured	10/13 at 100.00	AAA	5,839,680
$125,750	Total Long-Term Investments (cost $123,964,637) - 99.6%			131,849,221
	Other Assets Less Liabilities - 0.4%			560,607

	Net Assets - 100%			$132,409,828

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $123,949,569.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$8,034,782
Depreciation	(135,130)

Net unrealized appreciation of investments	$7,899,652

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.0%

$5,100	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$5,048,388
	Education and Civic Organizations - 4.9%

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	1,004,380

9,295	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB-	10,035,533

5,930	Jefferson County, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29	5/09 at 101.00	Baa2	5,941,504

1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 - FSA Insured	10/12 at 100.00	AAA	1,548,210

2,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB	2,583,300

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	3,093,270
	Energy - 2.9%

5,000	Ashland, Kentucky, Pollution Control Revenue Refunding Bonds, Ashland Oil Inc. Project, Series 1992, 6.650%, 8/01/09	8/05 at 100.00	Baa2	5,128,000

9,000	Ashland, Kentucky, Sewerage and Solid Waste Revenue Bonds, Ashland Inc. Project, Series 1995, 7.125%, 2/01/22 (Alternative Minimum Tax)	8/05 at 102.00	Baa2	9,234,540
	Healthcare - 11.6%

1,310	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 1996A, 6.000%, 7/01/17	7/06 at 102.00	A-	1,357,461

3,500	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 1997A, 6.000%, 7/01/13	7/06 at 102.00	A-	3,641,015

5,270	Clark County, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center Project, Series 1997, 6.200%, 4/01/13	3/07 at 102.00	BBB-	5,463,831

9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc. Project, Series 1997, 5.700%, 2/01/28 - CONNIE LEE/AMBAC Insured	2/07 at 102.00	AAA	10,109,235

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.500%, 10/01/07	No Opt. Call	BB-	506,855
500	5.600%, 10/01/08	4/08 at 102.00	BB-	508,525
3,500	5.850%, 10/01/17	4/08 at 102.00	BB-	3,415,545
1,500	5.875%, 10/01/22	4/08 at 102.00	BB-	1,424,745

6,000	Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds, Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27	6/08 at 101.00	AA	6,100,740

	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
1,000	5.250%, 9/01/21	9/11 at 100.00	AA	1,050,250
1,000	5.250%, 9/01/24	9/11 at 100.00	AA	1,041,620

10,340	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 - MBIA Insured	No Opt. Call	AAA	3,137,156

1,665	McCracken County, Kentucky, Hospital Facilities Revenue Refunding Bonds, Mercy Health System, Series 1994A, 6.300%, 11/01/06 - MBIA Insured	5/05 at 102.00	AAA	1,703,462

16,500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A-	17,158,350
	Housing/Multifamily - 0.6%

3,385	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/09 at 102.00	N/R	3,155,057
	Housing/Single Family - 4.5%

2,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2000F, 5.850%, 7/01/20 (Alternative Minimum Tax)	11/10 at 100.00	AAA	2,128,300

635	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	1/09 at 101.00	AAA	656,514

9,480	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/09 at 101.00	AAA	9,725,153

1,830	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)	4/09 at 101.00	AAA	1,863,782

5,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	4,979,400

2,500	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)	7/14 at 100.00	AAA	2,487,000
	Long-Term Care - 3.6%

4,840	Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing Inc. Project, Series 1999, 6.375%, 8/15/29 - ACA Insured	8/09 at 101.00	A	5,151,018

555	Jefferson County, Kentucky, First Mortgage Revenue Bonds, First Christian Church Homes of Kentucky Project, Series 1994, 6.000%, 11/15/09	5/05 at 102.00	BBB	566,688

	Kentucky Economic Development Finance Authority, Revenue Bonds, Christian Church Homes of Kentucky Inc. Obligated Group, Series 1998:
1,800	5.375%, 11/15/23	5/08 at 102.00	BBB	1,815,786
3,500	5.500%, 11/15/30	5/08 at 102.00	BBB	3,525,830

	Kentucky Economic Development Finance Authority, Mortgage Revenue Bonds, South Central Nursing Homes Inc., Series 1997A:
2,000	6.000%, 1/01/27 (Mandatory put 7/01/20) - MBIA Insured	1/08 at 105.00	AAA	2,231,360
3,700	6.000%, 1/01/27 (Mandatory put 1/01/24) - MBIA Insured	1/08 at 105.00	AAA	4,128,016
	Materials - 2.6%

2,370	Hancock County, Kentucky, Solid Waste Disposal Revenue Bonds, Willamette Industries Inc. Project, Series 1996, 6.600%, 5/01/26 (Alternative Minimum Tax)	5/06 at 102.00	BBB	2,438,161

1,000	Jefferson County, Kentucky, Pollution Control Revenue Bonds, E.I. DuPont de Nemours and Company, Series 1982A, 6.300%, 7/01/12	7/05 at 102.00	AA-	1,028,220

4,240	Perry County, Kentucky, Solid Waste Disposal Revenue Bonds, Weyerhaeuser Company - TJ International Project, Series 1996, 6.800%, 5/01/26 (Alternative Minimum Tax)	5/06 at 102.00	N/R	4,406,420

2,000	Perry County, Kentucky, Solid Waste Disposal Revenue Bonds, Weyerhaeuser Company - TJ International Project, Series 1997, 6.550%, 4/15/27 (Alternative Minimum Tax)	4/07 at 102.00	Baa2	2,093,000

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/06 at 102.00	BBB	2,914,273
	Tax Obligation/General - 3.2%

2,500	Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum Tax)	5/09 at 100.00	AA	2,696,100

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
1,195	5.000%, 11/01/16 - AMBAC Insured	11/14 at 100.00	AAA	1,306,577
1,000	5.000%, 11/01/17 - AMBAC Insured	11/14 at 100.00	AAA	1,088,310

1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA	1,250,412

3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 - FGIC Insured	10/12 at 100.00	AAA	3,164,280

4,400	Puerto Rico, Public Improvement Bonds, TICS/TOCS, Series 2001, 15.972%, 7/01/19 - FSA Insured (IF)	No Opt. Call	AAA	6,384,796
	Tax Obligation/Limited - 29.0%

1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 - AMBAC Insured	6/14 at 100.00	Aaa	1,392,057

1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 - AMBAC Insured	3/11 at 102.00	AAA	2,127,656

1,465	Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	1,573,381

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
1,460	5.000%, 5/01/20 - FSA Insured	5/14 at 100.00	Aaa	1,561,280
2,580	5.000%, 5/01/21 - FSA Insured	5/14 at 100.00	Aaa	2,750,848

	Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
1,785	5.000%, 6/01/23	6/12 at 100.00	Aa2	1,881,533
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa2	1,292,275
1,665	5.000%, 6/01/25	6/12 at 100.00	Aa2	1,747,384

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	1,300,898
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,330,287

	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000:
1,665	5.500%, 6/01/18	6/10 at 101.00	AA-	1,844,637
2,795	5.500%, 6/01/20	6/10 at 101.00	AA-	3,080,230

4,500	Kenton County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Courthouse Facilities Project, Series 1998A, 5.000%, 3/01/29	3/09 at 101.00	Aa3	4,597,830

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 - MBIA Insured	6/14 at 100.00	Aaa	2,289,953
3,510	5.000%, 6/01/18 - MBIA Insured	6/14 at 100.00	Aaa	3,786,202
3,690	5.000%, 6/01/19 - MBIA Insured	6/14 at 100.00	Aaa	3,962,617

	Kentucky Area Development Districts Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	AA	833,962
1,000	6.000%, 6/01/30	6/10 at 102.00	AA	1,103,930

2,365	Kentucky Local Correctional Facilities Authority, Multi-County Lease Revenue Bonds, Series 2004, 5.250%, 11/01/14 - MBIA Insured	No Opt. Call	AAA	2,642,769

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003:
1,000	5.000%, 11/01/19 - AMBAC Insured	11/13 at 100.00	AAA	1,073,700
3,740	5.000%, 11/01/21 - AMBAC Insured	11/13 at 100.00	AAA	3,985,681
2,845	5.000%, 11/01/23 - AMBAC Insured	11/13 at 100.00	AAA	3,012,713

4,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/18 (WI, settling 3/23/05) - MBIA Insured	No Opt. Call	AAA	4,436,440

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue and Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 - FSA Insured	7/11 at 100.00	AAA	4,348,080

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 - FSA Insured	6/14 at 100.00	Aaa	1,542,527
1,585	5.000%, 6/01/20 - FSA Insured	6/14 at 100.00	Aaa	1,695,776

11,000	Lexington-Fayette Urban County Government, Kentucky, First Mortgage Bonds, Public Facilities Corporation, Series 1998, 5.125%, 10/01/31 - FSA Insured	7/08 at 102.00	AAA	11,493,570

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 - FSA Insured	6/14 at 101.00	AAA	1,862,568

650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20	6/10 at 101.00	Aa3	726,726

1,525	McCracken County Public Properties Corporation, Kentucky, Public Project Revenue Bonds, Court Facilities, Series 1995, 5.900%, 9/01/26 - AMBAC Insured	9/06 at 102.00	AAA	1,624,064

5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3	5,428,848

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 - MBIA Insured	5/14 at 100.00	Aaa	1,326,063
1,635	5.000%, 5/01/20 - MBIA Insured	5/14 at 100.00	Aaa	1,748,420
1,715	5.000%, 5/01/21 - MBIA Insured	5/14 at 100.00	Aaa	1,828,567

1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3	1,445,190

	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A:
16,460	6.500%, 3/01/19	3/05 at 100.00	A	16,495,060
500	6.400%, 3/01/19	No Opt. Call	A	608,390

4,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Reset Option Long Certificates II-R-66, Series 1996Y, 9.053%, 1/01/13 (IF)	No Opt. Call	AAA	5,036,760

6,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 - MBIA Insured	No Opt. Call	AAA	7,035,720

2,545	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 - AMBAC Insured	No Opt. Call	AAA	2,928,862

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured	7/12 at 100.00	AAA	1,041,060

3,185	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 - FSA Insured	No Opt. Call	AAA	3,739,222

2,755	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA	3,412,977

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 - MBIA Insured	5/14 at 100.00	Aaa	1,450,059

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 - FSA Insured	7/14 at 100.00	Aaa	2,337,098

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 2003, 5.250%, 10/01/21 - FSA Insured	10/14 at 100.00	AAA	1,116,919

7,000	Warren County Justice Center Expansion Corporation, Kentucky, First Mortgage Revenue Bonds, AOC Judicial Facility, Series 1997A, 5.250%, 9/01/24 - MBIA Insured	9/07 at 102.00	AAA	7,473,060
	Transportation - 5.4%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 (Alternative Minimum Tax) - MBIA Insured	10/10 at 100.00	AAA	5,360,650
2,195	5.000%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured	10/13 at 100.00	AAA	2,265,284

1,250	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 1996B, 5.750%, 3/01/13 - MBIA Insured	3/06 at 102.00	AAA	1,312,450

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 (Alternative Minimum Tax) - MBIA Insured	3/13 at 100.00	AAA	5,243,973

5,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 1995A, 5.625%, 7/01/25 (Alternative Minimum Tax) - MBIA Insured	7/05 at 102.00	AAA	5,134,600

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 (Alternative Minimum Tax) - FSA Insured	7/13 at 100.00	AAA	1,059,110

6,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/09 at 101.00	Baa3	5,876,760
	U.S. Guaranteed *** - 13.1%

5,085	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 1999, 5.500%, 3/01/29 (Pre-refunded to 3/01/09)	3/09 at 102.00	A+***	5,661,232

3,155	Florence Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Administrative Office Complex Project, Series 1997, 5.500%, 6/01/27 (Pre-refunded to 6/01/07) - MBIA Insured	6/07 at 102.00	AAA	3,413,962

1,260	Floyd County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Floyd County Justice Center Project, Series 1995A, 5.550%, 9/01/23 (Pre-refunded to 3/01/06)	3/06 at 102.00	N/R***	1,323,592

3,550	Floyd County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Floyd County Justice Center Project, Series 1996B, 6.200%, 9/01/26 (Pre-refunded to 3/01/06)	3/06 at 102.00	N/R***	3,752,031

1,200	Floyd County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 1995, 5.500%, 5/01/15 (Pre-refunded to 5/01/05)	5/05 at 102.00	Aa3***	1,231,020

2,000	Jefferson County Collegiate Housing Foundation, Kentucky, Student Housing Revenue Bonds, University of Louisville Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded to 9/01/09)	9/09 at 102.00	N/R***	2,359,480

	Kentucky Infrastructure Authority, Infrastructure Revolving Loan Program Revenue Bonds, Series 1995J:
440	6.300%, 6/01/10 (Pre-refunded to 6/01/05)	6/05 at 102.00	Aa3***	453,468
360	6.350%, 6/01/11 (Pre-refunded to 6/01/05)	6/05 at 102.00	Aa3***	371,066
600	6.375%, 6/01/14 (Pre-refunded to 6/01/05)	6/05 at 102.00	Aa3***	618,486

420	Kentucky Infrastructure Authority, Governmental Agencies Program Revenue Bonds, Series 1995G, 6.300%, 8/01/10 (Pre-refunded to 8/01/05)	8/05 at 102.00	AA***	433,251

400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project No. 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) - MBIA Insured	5/10 at 100.00	AAA	450,752

500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 64, Series 1999, 5.500%, 5/01/18 (Pre-refunded to 11/01/09) - MBIA Insured	11/09 at 100.00	AAA	554,700

	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 72, Series 2001:
4,375	5.375%, 10/01/18 (Pre-refunded to 10/01/11) - MBIA Insured	10/11 at 100.00	AAA	4,904,594
5,860	5.375%, 10/01/19 (Pre-refunded to 10/01/11) - MBIA Insured	10/11 at 100.00	AAA	6,569,353

2,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series 2002, 5.000%, 2/01/21 (Pre-refunded to 2/01/12) - FSA Insured	2/12 at 100.00	AAA	2,124,600

	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003:
5,780	5.125%, 10/01/19 (Pre-refunded to 10/01/13) - MBIA Insured	10/13 at 100.00	AAA	6,451,116
5,000	5.000%, 10/01/21 (Pre-refunded to 10/01/13) - MBIA Insured	10/13 at 100.00	AAA	5,327,400
6,500	5.000%, 10/01/22 (Pre-refunded to 10/01/13) - MBIA Insured	10/13 at 100.00	AAA	6,893,185

1,365	McCreary County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Second Series 1995, 5.600%, 8/01/16 (Pre-refunded to 8/01/05)	8/05 at 102.00	Aa3***	1,411,642

1,310	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1996, 5.400%, 7/01/25 (Pre-refunded to 7/01/06)	7/06 at 101.50	A-***	1,380,124

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 5.375%, 7/01/25 (Pre-refunded to 7/01/07)	7/07 at 100.00	A-***	2,127,800

2,600	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded to 7/01/10) - MBIA Insured	7/10 at 100.00	AAA	2,925,078

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 - AGC Insured	No Opt. Call	AAA	302,330

2,800	Russell, Kentucky, Health System Revenue Bonds, Franciscan Health Partnership Inc. - Our Lady of Bellefonte Hospital, Series 1997, 5.500%, 7/01/15 (Pre-refunded to 1/01/10)	1/10 at 100.00	Baa2***	3,076,724
	Utilities - 7.8%

6,000	Boone County, Kentucky, Collateralized Pollution Control Revenue Refunding Bonds, Cincinnati Gas and Electric Company Project, Series 1994A, 5.500%, 1/01/24 - MBIA Insured	7/05 at 101.00	AAA	6,098,700

1,750	Jefferson County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company, Series 1995A, 5.900%, 4/15/23	4/05 at 102.00	A1	1,788,430

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,100	0.000%, 1/01/11 - AMBAC Insured	No Opt. Call	AAA	5,777,412
6,475	0.000%, 1/01/12 - AMBAC Insured	No Opt. Call	AAA	5,014,952
5,810	0.000%, 1/01/15 - AMBAC Insured	No Opt. Call	AAA	3,829,778
7,900	0.000%, 1/01/17 - AMBAC Insured	No Opt. Call	AAA	4,674,904
13,300	0.000%, 1/01/18 - AMBAC Insured	No Opt. Call	AAA	7,472,871

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 - MBIA Insured	No Opt. Call	AAA	3,426,930
	Water and Sewer - 8.4%

1,405	Christian County Water District, Kentucky, Waterworks Revenue Bonds, Series 1999, 6.000%, 1/01/30 - AMBAC Insured	10/09 at 101.00	Aaa	1,578,082

	Kentucky Infrastructure Authority, Governmental Agencies Program Revenue Bonds, Series 1995G:
445	6.350%, 8/01/11	8/05 at 102.00	AA	460,695
825	6.375%, 8/01/14	8/05 at 102.00	AA	854,180

1,000	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	AA-	1,086,300

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1997B:
6,000	5.350%, 5/15/22 - MBIA Insured	11/07 at 101.00	AAA	6,394,140
2,500	5.200%, 5/15/25 - MBIA Insured	11/07 at 101.00	AAA	2,644,425

3,200	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 - FGIC Insured	5/08 at 101.00	AAA	3,285,246

16,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured	11/11 at 101.00	AAA	17,501,760

6,920	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 - FGIC Insured	2/12 at 100.00	Aaa	7,171,611
$476,045	Total Long-Term Investments (cost $455,740,599) - 98.6%			482,204,446
	Other Assets Less Liabilities - 1.4%			6,870,737

	Net Assets - 100%			$489,075,183

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $455,645,655.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$27,293,922
Depreciation	(735,131)

Net unrealized appreciation of investments	$26,558,791

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 0.8%

$2,000	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	9/05 at 102.00	Baa2	$2,067,980
	Consumer Staples - 0.4%

940	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	930,487
	Education and Civic Organizations - 3.8%

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 - MBIA Insured	10/13 at 100.00	AAA	1,296,494
1,850	5.000%, 10/01/29 - MBIA Insured	10/13 at 100.00	AAA	1,926,609

6,150	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 - FGIC Insured	11/09 at 101.00	AAA	6,443,232
	Healthcare - 12.1%

	Flint Hospital Building Authority, Michigan, Revenue Rental Bonds, Hurley Medical Center, Series 1998B:
1,000	5.375%, 7/01/18	7/08 at 101.00	Baa3	984,040
1,000	5.375%, 7/01/28	7/08 at 101.00	Baa3	957,010

3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31	7/11 at 101.00	AA	3,979,463

3,530	Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13	2/07 at 101.00	N/R	3,590,716

3,755	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	8/05 at 100.00	Ba3	3,744,899

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17	3/13 at 100.00	A1	3,253,140

550	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	BBB	573,463

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	10/06 at 102.00	BBB-	1,018,970

1,475	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community Hospital, Series 1998, 5.375%, 5/15/19	5/08 at 101.00	BBB	1,476,534

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A+	1,066,290

2,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 1999A, 6.000%, 11/15/24	11/09 at 101.00	A1	2,347,246

1,600	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993, 6.000%, 8/01/23	8/05 at 100.00	BB	1,373,680

3,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, William Beaumont Hospital, Series 1996, 5.250%, 1/01/20 - MBIA Insured	1/06 at 102.00	AAA	3,108,960

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,000	5.250%, 11/15/31 - MBIA Insured	11/11 at 100.00	AAA	1,048,290
2,000	5.250%, 11/15/35 - MBIA Insured	11/11 at 100.00	AAA	2,095,400
	Housing/Multifamily - 2.2%

380	Grand Rapids Housing Corporation, Michigan, FHA-Insured Mortgage Loan Section 8 Assisted Multifamily Revenue Refunding Bonds, Elderly Project, Series 1992, 7.375%, 7/15/41	7/05 at 103.00	AAA	391,791

750	Grand Rapids Housing Finance Authority, Michigan, FNMA Collateralized Multifamily Housing Revenue Refunding Bonds, Series 1990A, 7.625%, 9/01/23	3/05 at 100.00	AAA	751,620

1,190	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily Revenue Refunding Bonds, Parc Point Apartments, Series 1995A, 6.500%, 10/01/15	4/05 at 102.00	Aaa	1,215,466

6,000	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA-	2,624,460

620	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B, 6.150%, 10/01/15 - MBIA Insured	6/05 at 102.00	AAA	635,109
	Housing/Single Family - 0.3%

750	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2002B, 5.500%, 6/01/30 (Alternative Minimum Tax) - MBIA Insured	6/12 at 100.00	AAA	775,065
	Long-Term Care - 2.9%

2,500	Kalamazoo Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27	5/07 at 102.00	BB+	2,464,875

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 1997:
600	6.375%, 1/01/15	1/07 at 102.00	N/R	600,846
500	6.375%, 1/01/25	1/07 at 102.00	N/R	474,640

	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian Village, Series 1998:
140	5.300%, 7/01/18	7/08 at 101.00	BBB+	143,156
260	5.375%, 7/01/28	7/08 at 101.00	BBB+	261,929

3,300	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18	6/08 at 100.00	BBB-	3,268,980
	Materials - 0.7%

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	1,786,575
	Tax Obligation/General - 32.8%

1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds, Series 2002-3, 5.500%, 5/01/18	5/12 at 100.00	AA+	1,114,130

1,175	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.50	AAA	1,250,353

1,625	Brighton Township Sanitary Sewer Drainage District, Livingston County, Michigan, Limited Tax General Obligation Bonds, Series 2000, 5.250%, 10/01/19 - FSA Insured	4/09 at 100.00	AAA	1,748,858

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA+	1,103,293

1,195	Carman-Ainsworth Community School District, Genesee County, Michigan, General Obligation Bonds, Series 2002, 5.500%, 5/01/19 - FGIC Insured	5/12 at 100.00	AAA	1,332,987

1,500	Clarkston Community Schools, Michigan, General Obligation Bonds, School Bond Loan Fund - QSBLF, Series 1997, 5.250%, 5/01/23 - MBIA Insured	5/07 at 100.00	AAA	1,564,260

1,800	Coopersville Area Public Schools, Ottawa and Muskegon Counties, Michigan, Unlimited Tax General Obligation School Building and Site Bonds, Series 1999, 5.000%, 5/01/29 - MBIA Insured	5/09 at 100.00	AAA	1,852,434

6,085	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/20 - AMBAC Insured	4/14 at 100.00	AAA	6,667,030

1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 5.375%, 5/01/24 - FGIC Insured	5/13 at 100.00	AAA	1,099,410

	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A:
2,000	5.500%, 5/01/21 - FSA Insured	5/12 at 100.00	AAA	2,222,260
250	5.125%, 5/01/31 - FSA Insured	5/12 at 100.00	AAA	259,645

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 - FSA Insured	5/14 at 100.00	AAA	1,315,741

1,125	Ferndale Public School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/23 - FGIC Insured	No Opt. Call	AAA	1,193,321

	Fitzgerald Public School District, Macomb County, Michigan, General Obligation Bonds, Series 2004B:
2,125	5.000%, 5/01/18 - AMBAC Insured	11/14 at 100.00	AAA	2,298,421
1,125	5.000%, 5/01/19 - AMBAC Insured	11/14 at 100.00	AAA	1,211,186

2,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/26	5/11 at 100.00	AA+	2,067,980

5,600	Grand Ledge Public Schools, Eaton, Clinton and Ionia Counties, Michigan, General Obligation Refunding Bonds, Series 1995, 5.375%, 5/01/24 - MBIA Insured	5/05 at 102.00	AAA	5,734,960

4,350	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA+	4,509,123

1,000	Hastings Area School System, Barry County, Michigan, Unlimited Tax General Obligation, Building and Site Bonds, Series 2001, 5.000%, 5/01/26 - MBIA Insured	5/11 at 100.00	AAA	1,035,630

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA+	2,106,580

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 - FSA Insured	5/14 at 100.00	AAA	1,063,860

2,000	Jonesville Community Schools, Hillsdale and Jackson Counties, Michigan, Unlimited Tax General Obligation Building and Site Bonds, Series 1999, 5.750%, 5/01/29 - FGIC Insured	5/09 at 100.00	AAA	2,187,920

1,030	Kent County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 12/01/22	12/14 at 100.00	AAA	1,106,014

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 - MBIA Insured	5/13 at 100.00	AAA	1,388,972

1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 - FGIC Insured	5/10 at 100.00	AAA	1,037,700

2,700	Livonia Public Schools, Wayne County, Michigan, Unlimited Tax General School Building and Site Bonds, Series 1992-II, 0.000%, 5/01/08 - FGIC Insured	No Opt. Call	AAA	2,455,137

2,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 5/01/21 - MBIA Insured	5/14 at 100.00	AAA	2,132,440

2,800	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School District, Series 1991C, 0.000%, 6/15/08 - FSA Insured	No Opt. Call	AAA	2,536,016

3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA+	3,548,253

2,000	Muskegon Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/20 - FSA Insured	5/14 at 100.00	AAA	2,138,740

1,130	Novi, Michigan, General Obligation Bonds, Series 2002, 5.250%, 10/01/15 - FSA Insured	10/13 at 100.00	AAA	1,256,989

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 - MBIA Insured	No Opt. Call	AAA	584,480
1,020	0.000%, 5/01/18 - MBIA Insured	No Opt. Call	AAA	566,049

1,500	Portage Lake Water and Sewerage Authority, Houghton County, Michigan, Limited Tax General Obligation Refunding Bonds, Series 1995, 6.200%, 10/01/20 - AMBAC Insured	10/05 at 102.00	AAA	1,562,460

3,000	Southgate Community School District, Wayne County, Michigan, General Obligation Bonds, Series 1999, 5.000%, 5/01/25 - FGIC Insured	5/09 at 100.00	AAA	3,081,030

1,625	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.250%, 5/01/22 - MBIA Insured	5/14 at 100.00	AAA	1,773,753

1,170	Waverly Community Schools, Ingham County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/21 - FSA Insured	5/15 at 100.00	AAA	1,254,299

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 - FGIC Insured	No Opt. Call	AAA	1,911,250

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - MBIA Insured	No Opt. Call	AAA	5,987,579

3,350	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/25 (WI, settling 3/01/05) - FGIC Insured	5/15 at 100.00	AAA	3,545,673
	Tax Obligation/Limited - 16.0%

1,655	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	2/07 at 101.00	A	1,715,192

11,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.250%, 2/01/27 - FGIC Insured	2/07 at 102.00	AAA	11,609,510

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 - MBIA Insured	No Opt. Call	AAA	2,320,585
3,295	0.000%, 6/01/18 - MBIA Insured	No Opt. Call	AAA	1,821,773
1,650	6.875%, 6/01/24 - MBIA Insured	6/05 at 101.00	AAA	1,689,221

250	Michigan Municipal Bond Authority, Wayne County, Local Government Loan Program Revenue Bonds, Series 1991A, 4.750%, 12/01/09 - FGIC Insured	6/05 at 100.00	AAA	250,540

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA	4,307,140

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2001I:
2,720	5.500%, 10/15/19	10/11 at 100.00	AA	3,035,058
5,000	5.000%, 10/15/24	10/11 at 100.00	AA	5,255,750

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 - MBIA Insured	10/13 at 100.00	AAA	2,121,120

1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 - AMBAC Insured	6/10 at 100.00	AAA	1,639,095

2,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 - FSA Insured	11/11 at 100.00	AAA	2,100,020

6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 - AMBAC Insured	No Opt. Call	AAA	2,494,680
	Transportation - 1.2%

3,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 - MBIA Insured	12/08 at 101.00	AAA	3,074,520
	U.S. Guaranteed *** - 14.5%

210	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded to 7/01/10)	7/10 at 100.00	AAA	225,240

2,500	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA	2,834,125

6,500	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Residual Option Long Series II-R-103, 9.530%, 7/01/20 (IF) (Pre-refunded to 1/01/10)	1/10 at 101.00	AAA	8,164,845

2,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured	1/10 at 101.00	AAA	2,256,120

1,000	Frankenmuth School District, Saginaw and Tuscola Counties, Michigan, Unlimited Tax General Obligation School Building and Site Bonds, Series 2000, 5.625%, 5/01/16 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	AAA	1,118,400

2,000	Macomb Township Building Authority, Macomb County, Michigan, General Obligation Bonds, Series 2000, 6.000%, 4/01/27 (Pre-refunded to 4/01/08) - FGIC Insured	4/08 at 101.00	AAA	2,209,400

500	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2000, 5.875%, 10/01/17 (Pre-refunded to 10/01/10)	10/10 at 101.00	AAA	573,120

1,220	Michigan, Certificates of Participation, New Center Development Inc., Series 2001, 5.375%, 9/01/21 (Pre-refunded to 9/01/11) - MBIA Insured	9/11 at 100.00	AAA	1,361,508

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded to 11/15/09)	11/09 at 101.00	AAA	5,703,950

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3***	85,967

2,775	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series 2000A, 5.750%, 5/01/20 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	AAA	3,120,016

1,215	Potterville Public Schools, Easton County, Michigan, Unlimited Tax School Building and Site Bonds, Series 1999, 5.750%, 5/01/20 (Pre-refunded to 5/01/09) - FSA Insured	5/09 at 100.00	AAA	1,346,900

1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded to 5/01/10) - FGIC Insured	5/10 at 100.00	AAA	1,388,548

1,085	Romulus Tax Increment Finance Authority, Wayne County, Michigan, Limited Obligation Development Revenue Bonds, Series 1994, 6.750%, 11/01/19 (Pre-refunded to 11/01/06)	11/06 at 100.00	N/R***	1,152,671

2,500	Taylor Building Authority, Wayne, Michigan, Limited Tax General Obligation Bonds, Series 2000, 5.125%, 3/01/17 (Pre-refunded to 3/01/10) - AMBAC Insured	3/10 at 100.00	AAA	2,690,500

7,000	Vicksburg Community Schools, Kalamazoo and St. Joseph Counties, Michigan, General Obligation Bonds, Series 1991, 0.000%, 5/01/20 (Pre-refunded to 5/01/06) - MBIA Insured	5/06 at 37.24	AAA	2,534,700
	Utilities - 4.1%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 - FSA Insured	7/13 at 100.00	AAA	1,064,810

1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 - AMBAC Insured	1/12 at 100.00	AAA	1,071,520

925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3	1,026,861

3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3	3,471,930

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 - FGIC Insured	No Opt. Call	AAA	1,322,050

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 - MBIA Insured	No Opt. Call	AAA	2,432,760
	Water and Sewer - 8.5%

4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 - FGIC Insured	No Opt. Call	AAA	2,327,025

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 - FGIC Insured	7/11 at 100.00	AAA	3,111,480

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/17 - FSA Insured	7/13 at 100.00	AAA	3,232,920

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
2,500	5.000%, 7/01/30 - FGIC Insured	7/11 at 100.00	AAA	2,568,850
3,000	5.500%, 7/01/33 - FGIC Insured	7/11 at 101.00	AAA	3,267,750

5,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 - MBIA Insured	7/13 at 100.00	AAA	5,248,950

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 - FGIC Insured	5/14 at 100.00	AAA	1,732,604
$260,040	Total Long-Term Investments (cost $235,522,581) - 100.3%			253,563,355
	Other Assets Less Liabilities - (0.3)%			(717,462)

	Net Assets - 100%			$252,845,893

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $235,592,693.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$18,451,130
Depreciation	(480,468)

Net unrealized appreciation of investments	$17,970,662

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Discretionary - 0.8%

$3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 - AMBAC Insured	No Opt. Call	AAA	$2,074,675
	Consumer Staples - 4.5%

3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/08 at 101.00	AA-	3,084,240

8,100	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA-	8,746,785
	Education and Civic Organizations - 8.8%

	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2003A:
1,000	5.000%, 11/01/21	11/13 at 100.00	AA	1,065,690
1,200	5.000%, 11/01/31	11/13 at 100.00	AA	1,249,188

1,000	Kansas City Metropolitan Community Colleges Building Corporation, Missouri, Leasehold Revenue Bonds, Junior College District of Metropolitan Kansas City, Series 2001, 5.500%, 7/01/18 - FGIC Insured	7/11 at 100.00	Aaa	1,112,510

1,000	Missouri Higher Education Loan Authority, Subordinate Lien Student Loan Revenue Bonds, Series 1992, 6.500%, 2/15/06 (Alternative Minimum Tax)	8/05 at 100.00	A2	1,002,770

4,190	Missouri Higher Education Loan Authority, Subordinate Lien Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09 (Alternative Minimum Tax)	8/05 at 101.00	A2	4,319,471

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,155,410

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 1997:
1,000	5.625%, 6/15/13	6/07 at 101.00	Baa2	1,040,650
1,750	5.750%, 6/15/17	6/07 at 101.00	Baa2	1,814,838

1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Barstow School, Series 1998, 5.250%, 10/01/23	10/08 at 100.00	N/R	1,099,296

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Central Institute for the Deaf, Series 1999, 5.850%, 1/01/22 - RAAI Insured	1/10 at 100.00	AA	1,091,440

900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	6/08 at 102.00	A1	958,680

1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 2000, 6.750%, 6/15/30	6/10 at 100.00	Baa2	1,176,637

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 - MBIA Insured	4/11 at 100.00	Aaa	1,507,614

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992:
650	7.625%, 12/01/09 (Alternative Minimum Tax)	6/05 at 100.00	N/R	652,594
1,000	7.750%, 12/01/13 (Alternative Minimum Tax)	6/05 at 100.00	N/R	1,015,900
500	7.875%, 12/01/24 (Alternative Minimum Tax)	6/05 at 100.00	N/R	511,100

2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 - MBIA Insured	4/11 at 100.00	Aaa	2,132,574
	Healthcare - 9.0%

1,250	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	1,280,150

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke’s Health System, Series 2001, 5.250%, 12/01/26 - FSA Insured	6/11 at 101.00	AAA	1,056,390

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	1,049,460

2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,876,720

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
1,500	5.250%, 2/15/18	2/08 at 102.00	BBB+	1,529,730
1,300	5.250%, 2/15/28	2/08 at 102.00	BBB+	1,298,765

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	11/06 at 100.00	BBB+	501,605

	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000:
1,220	6.250%, 12/01/12	12/10 at 101.00	A	1,376,941
2,000	6.250%, 12/01/30	12/10 at 101.00	A	2,142,340

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
2,650	0.000%, 9/01/17 - MBIA Insured	No Opt. Call	AAA	1,520,676
4,740	0.000%, 9/01/21 - MBIA Insured	No Opt. Call	AAA	2,208,556
6,300	0.000%, 9/01/22 - MBIA Insured	No Opt. Call	AAA	2,778,867

1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 - AMBAC Insured	12/11 at 100.00	AAA	1,045,090

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/08 at 101.00	BBB	2,885,443
	Housing/Multifamily - 8.9%

	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002:
1,320	6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,412,281
2,530	6.300%, 1/20/38 (Alternative Minimum Tax)	7/13 at 103.00	AAA	2,670,921

70	Missouri Housing Development Commission, FHA-Insured Mortgage Loan Housing Development Refunding Bonds, Series 1992, 6.600%, 7/01/24	7/05 at 100.00	Aaa	70,087

885	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Primm Place Apartments, Series 1995A, 6.250%, 12/01/17 (Alternative Minimum Tax)	12/05 at 103.00	N/R	910,338

2,620	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/08 at 102.00	N/R	2,451,429

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
277	6.200%, 5/20/19	5/12 at 105.00	Aaa	294,626
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	1,037,225

1,805	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Subordinate Lien Housing Revenue Refunding Bonds, Southfield and Oak Forest II Apartments, Series 2002A, 5.200%, 1/20/36	1/09 at 105.00	AAA	1,837,310

2,000	St. Louis County Housing Authority, Missouri, FNMA Multifamily Housing Revenue Refunding Bonds, Kensington Square Apartments, Series 1995, 6.650%, 3/01/20	3/05 at 102.00	AAA	2,043,400

9,105	St. Louis County Industrial Development Authority, Missouri, GNMA Mortgage-Backed Multifamily Housing Revenue Bonds, Covington Manor Apartments, Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)	8/06 at 105.00	AAA	9,679,617

925	Universal City Industrial Development Authority, Missouri, GNMA Collateralized Revenue Refunding Bonds, River Valley Apartments, Series 1997A, 5.900%, 2/20/37	8/07 at 102.00	Aaa	961,177
	Housing/Single Family - 2.5%

240	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)	1/07 at 102.00	AAA	243,742

100	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)	3/07 at 105.00	AAA	100,156

230	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)	3/06 at 105.00	AAA	230,329

	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
480	6.375%, 9/01/20 (Alternative Minimum Tax)	9/06 at 102.00	AAA	483,566
385	6.450%, 9/01/27 (Alternative Minimum Tax)	9/06 at 102.00	AAA	387,918

270	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)	9/06 at 105.00	AAA	270,421

	Missouri Housing Development Commission, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994A:
45	6.700%, 12/01/07 (Alternative Minimum Tax) (Pre-refunded to 3/29/05)	3/05 at 102.00	AAA	45,726
190	7.125%, 12/01/14 (Alternative Minimum Tax) (Pre-refunded to 3/29/05)	3/05 at 102.00	AAA	192,404
80	7.200%, 12/01/17 (Alternative Minimum Tax) (Pre-refunded to 3/29/05)	3/05 at 102.00	AAA	81,044

195	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)	3/08 at 105.00	AAA	195,349

585	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	9/09 at 100.00	AAA	615,379

335	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	353,874

3,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax) (WI, Settling 3/29/05)	9/14 at 100.00	AAA	3,236,040
	Long-Term Care - 10.7%

1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services - Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	1,039,980

4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	11/08 at 102.00	N/R	3,920,073

1,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1995, 6.625%, 8/15/13	8/05 at 102.00	N/R	1,030,420

5,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1999, 6.000%, 8/15/17	8/09 at 101.00	N/R	5,336,750

1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22	8/12 at 101.00	N/R	1,589,430

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	A2	1,352,989

3,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1996A, 6.375%, 2/01/27	2/06 at 102.00	N/R	3,882,788

3,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.875%, 2/01/23	2/07 at 102.00	N/R	3,653,510

	St. Louis County Industrial Development Authority, Missouri, Revenue Refunding Bonds, Friendship Village of West County, Series 1996A:
445	5.750%, 9/01/05	No Opt. Call	N/R	447,924
1,800	6.250%, 9/01/10	9/06 at 102.00	N/R	1,874,124

2,425	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mother of Perpetual Help Residence Inc., Series 1995, 6.250%, 8/01/28	8/05 at 104.00	AAA	2,553,331

1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AAA	1,270,932
	Materials - 0.4%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB	1,029,680
	Tax Obligation/General - 14.3%

1,465	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 - FSA Insured	3/12 at 100.00	AAA	1,584,691

2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 - FSA Insured	3/12 at 100.00	AAA	2,184,680

540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	586,062

1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 - FSA Insured	3/12 at 100.00	AAA	1,353,946

1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 - FSA Insured	3/12 at 100.00	AAA	1,092,340

2,500	Hickman Mills C-1 School District, Jackson County, Missouri, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 - FSA Insured	3/13 at 100.00	AAA	2,659,825

1,000	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and Improvement Bonds, Series 2002, 5.250%, 3/01/18 - FSA Insured	3/12 at 100.00	AAA	1,094,590

1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 - MBIA Insured	3/14 at 100.00	Aaa	1,544,656

1,000	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11	No Opt. Call	Aa2	1,145,000

3,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24	2/14 at 100.00	AA	3,182,730

3,000	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%, 10/01/18	10/12 at 100.00	AAA	3,246,690

1,000	Pevely, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 - RAAI Insured	3/13 at 100.00	AA	1,050,990

2,275	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/20 - MBIA Insured	3/14 at 100.00	AAA	2,437,663

750	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2000, 5.700%, 3/01/20	3/10 at 100.00	AA+	828,458

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 - FGIC Insured	No Opt. Call	AAA	1,632,198

1,900	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 - FSA Insured	3/14 at 100.00	AAA	2,086,447

1,605	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A, 5.000%, 4/01/20 - FSA Insured	4/13 at 100.00	AAA	1,714,381

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
2,875	5.125%, 3/01/20 - FGIC Insured	3/13 at 100.00	AAA	3,109,485
3,000	5.000%, 3/01/22 - FGIC Insured	3/13 at 100.00	AAA	3,177,480
1,500	5.000%, 3/01/23 - FGIC Insured	3/13 at 100.00	AAA	1,586,325
	Tax Obligation/Limited - 18.7%

875	Brentwood, Missouri, Tax Increment Refunding Bonds, Promenade Project, Series 2002, 4.700%, 4/01/19 - RAAI Insured	4/09 at 100.00	AA	898,441

1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center Project, Series 2000, 5.450%, 6/01/15 - RAAI Insured	6/10 at 100.00	AA	2,042,625

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 - FGIC Insured	12/14 at 100.00	AAA	1,117,448

2,750	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21	10/12 at 100.00	N/R	2,823,590

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 - XLCA Insured	12/13 at 100.00	AAA	3,161,790

3,490	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.850%, 3/01/19	3/09 at 101.00	N/R	3,669,910

1,200	Kansas City Land Clearance Redevelopment Authority, Missouri, Lease Revenue Bonds, Municipal Auditorium and Muehlebach Hotel Redevelopment Projects, Series 1995A, 5.900%, 12/01/18 - FSA Insured	12/05 at 102.00	AAA	1,252,188

	Mehlville School District R-9, St. Louis County, Missouri, Certificates of Participation, Capital Improvement Projects, Series 2002:
1,275	5.500%, 9/01/17 - FSA Insured	9/12 at 100.00	AAA	1,427,095
1,000	5.500%, 9/01/18 - FSA Insured	9/12 at 100.00	AAA	1,117,410

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 - MBIA Insured	3/09 at 100.00	AAA	4,118,566

1,500	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds, Midtown Redevelopment Project, Series 2000A, 5.750%, 4/01/22 - MBIA Insured	4/10 at 100.00	AAA	1,664,220

4,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001, 5.250%, 4/01/23	4/11 at 100.00	A+	4,137,680

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Riverside-Quindaro Bend Levee District L-385, Series 2001, 5.800%, 3/01/20	3/10 at 100.00	N/R	2,045,680

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 - MBIA Insured	3/10 at 101.00	AAA	502,673

1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 - MBIA Insured	2/12 at 100.00	Aaa	1,864,554

900	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36	7/16 at 100.00	A	995,058

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	A-	3,377,790

1,170	Riverside, Missouri, Tax Increment Revenue Bonds, L-385 Levee Project, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	BBB	1,199,121

600	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.500%, 11/01/27 (WI, settling 3/10/05)	11/14 at 100.00	N/R	590,406

1,240	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse, Series 2002A, 5.750%, 2/15/17 - FGIC Insured	2/12 at 100.00	Aaa	1,403,965

1,750	St. Louis Regional Convention and Sports Complex Authority, Missouri, Lease Revenue Refunding Bonds, Series 1997C, 5.300%, 8/15/20 - AMBAC Insured	8/07 at 100.00	AAA	1,837,395

2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 - AMBAC Insured	6/10 at 100.00	AAA	3,343,028

2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 - AMBAC Insured	3/14 at 100.00	Aaa	2,640,075

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 - AMBAC Insured	6/12 at 100.00	Aaa	2,020,991
	Transportation - 6.9%

2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured	4/11 at 101.00	AAA	2,060,960

5,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%, 7/01/26 - MBIA Insured	7/11 at 100.00	AAA	5,176,750

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 - FSA Insured	7/13 at 100.00	AAA	3,774,887
1,000	5.250%, 7/01/18 - FSA Insured	7/13 at 100.00	AAA	1,089,720

	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	9/09 at 102.00	N/R	1,078,790
2,400	7.050%, 9/01/24	9/09 at 102.00	N/R	2,572,896

2,250	St. Louis, Missouri, Revenue Refunding Bonds, Parking Facility, Series 1996, 5.375%, 12/15/21 - MBIA Insured	12/06 at 102.00	AAA	2,387,408
	U.S. Guaranteed *** - 3.8%

2,285	Branson Public Building Corporation, Missouri, Leasehold Revenue Bonds, City Hall and Fire Station Improvement Projects, Series 1995, 6.250%, 11/01/12 (Pre-refunded to 11/01/06)	11/06 at 101.00	N/R***	2,443,602

4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14	No Opt. Call	Aaa	3,045,825

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 - FSA Insured	No Opt. Call	AAA	715,716

235	Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16	No Opt. Call	Aaa	147,723

1,895	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 1994A, 6.750%, 5/15/14	No Opt. Call	Aaa	2,345,157

950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded to 6/15/10)	6/10 at 100.00	N/R***	1,126,985
	Utilities - 4.6%

2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 - AMBAC Insured	10/12 at 100.00	AAA	2,825,419

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 - FSA Insured	7/12 at 101.00	AAA	1,068,030

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 - MBIA Insured	No Opt. Call	AAA	2,284,620

2,000	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 - MBIA Insured	No Opt. Call	AAA	2,245,540

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 - MBIA Insured	No Opt. Call	AAA	3,581,824
	Water and Sewer - 5.7%

1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA	2,003,558

1,785	Kansas City, Missouri, Water Revenue Bonds, Series 2004D, 5.000%, 12/01/20 - FSA Insured	12/13 at 100.00	AAA	1,910,521

3,385	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 - MBIA Insured	5/14 at 100.00	AAA	3,630,548

1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 - RAAI Insured	4/09 at 100.00	AA	1,774,564

1,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 - AMBAC Insured	11/14 at 100.00	AAA	1,692,336

435	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program - Springfield Project, Series 1990A, 7.000%, 10/01/10	4/05 at 100.00	Aaa	436,849

365	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program - Multi-Participants, Series 1992A, 6.550%, 7/01/14	7/05 at 100.00	Aaa	366,409

250	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program - Multi-Participants, Series 1994B, 7.200%, 7/01/16	7/05 at 101.00	Aaa	256,153

	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A:
750	5.000%, 12/01/26 - MBIA Insured	12/11 at 100.00	Aaa	778,892
1,000	5.250%, 12/01/28 - MBIA Insured	12/11 at 100.00	Aaa	1,058,620

1,000	West Plains, Missouri, Sewerage System Revenue Bonds, Series 2004, 5.125%, 7/01/24 - FSA Insured	7/12 at 100.00	AAA	1,066,710
$256,367	Total Long-Term Investments (cost $246,498,208) - 99.6%			260,646,433
	Other Assets Less Liabilities - 0.4%			1,032,262

	Net Assets - 100%			$261,678,695

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $246,450,095.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$14,791,335
Depreciation	(594,997)

Net unrealized appreciation of investments	$14,196,338

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Consumer Staples - 1.2%

$7,065	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset - Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$6,993,502
	Education and Civic Organizations - 7.1%

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 - FGIC Insured	6/13 at 100.00	AAA	4,327,506

2,000	Miami University of Ohio, General Receipts Bonds, Series 2005, 5.000%, 9/01/15 (WI, settling 3/04/05) - AMBAC Insured	No Opt. Call	AAA	2,210,340

735	Ohio State Education, Student Loan Revenue Bonds, Supplemental Student Loan Program, Series 1997A-1, 5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured	6/07 at 102.00	AAA	770,354

1,200	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay, Series 1996, 6.125%, 9/01/16	9/06 at 101.00	Ba1	1,228,476

5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 - MBIA Insured	5/07 at 102.00	AAA	5,329,850

1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30 - AMBAC Insured	12/10 at 101.00	AAA	1,094,460

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa1	1,281,060
2,000	5.000%, 12/01/26	12/11 at 100.00	Baa1	2,034,840

2,730	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/20	11/14 at 100.00	AA	2,922,192

1,315	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004, 5.000%, 12/01/25 - AMBAC Insured	12/14 at 100.00	AAA	1,387,115

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University Project, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA	1,131,913

3,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University Project, Series 2002B, 5.500%, 10/01/22	10/12 at 100.00	AA	3,346,050

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,852,603

	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 - MBIA Insured	6/14 at 100.00	AAA	1,978,747
1,900	5.000%, 12/01/23 - MBIA Insured	6/14 at 100.00	AAA	2,016,223

2,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A, 5.250%, 6/01/24 - FGIC Insured	6/11 at 101.00	AAA	2,164,360

1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 - AMBAC Insured	6/14 at 100.00	AAA	1,790,726

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 - AMBAC Insured	6/14 at 100.00	AAA	1,400,843
1,005	5.000%, 6/01/26 - AMBAC Insured	6/14 at 100.00	AAA	1,057,019

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 - AMBAC Insured	12/14 at 100.00	AAA	1,096,391
	Healthcare - 16.7%

7,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	11/09 at 101.00	Baa1	7,087,220

1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 - FSA Insured	11/13 at 100.00	Aaa	1,144,225

11,900	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24	2/09 at 101.00	A-	12,514,754

1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 - MBIA Insured	2/07 at 102.00	AAA	1,068,810

4,400	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa3	4,849,680

2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,604,775

	Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children’s Hospital Project, Series 1996A:
1,575	5.750%, 11/01/15	11/06 at 101.00	Aa2	1,630,692
5,275	5.875%, 11/01/25	11/06 at 101.00	Aa2	5,441,479

	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996:
965	5.800%, 6/01/16	6/06 at 102.00	AA-	1,013,269
2,000	5.875%, 6/01/21	6/06 at 102.00	AA-	2,103,400

5,690	Lorain County, Ohio, Hospital Facilities Revenue Refunding Bonds, EMH Regional Medical Center, Series 1995, 5.375%, 11/01/21 - AMBAC Insured	11/05 at 102.00	AAA	5,889,378

2,000	Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, The Community Hospital, Series 1996, 6.375%, 5/15/11	5/06 at 102.00	BBB+	2,086,880

2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996A, 6.250%, 5/15/16	5/06 at 102.00	BBB+	2,086,660

4,205	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley Medical Center, Series 1996C, 6.250%, 5/15/13	5/06 at 102.00	BBB+	4,396,370

4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 - FSA Insured	8/08 at 102.00	AAA	4,393,520

	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996:
1,500	5.625%, 4/01/16 - MBIA Insured	4/06 at 102.00	AAA	1,574,385
7,000	6.250%, 4/01/20 - MBIA Insured	No Opt. Call	AAA	8,596,140

9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22	4/10 at 101.00	A3	10,444,965

7,390	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21	9/11 at 100.00	AA	8,013,864

2,520	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	No Opt. Call	AA	2,595,928

1,250	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement Bonds, Series 1998, 5.350%, 11/01/18	11/08 at 101.00	A-	1,303,962

2,000	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A-	2,175,560

1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.250%, 10/01/31 - RAAI Insured	10/11 at 101.00	AA	1,255,548
	Housing/Multifamily - 5.3%

1,090	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/08 at 103.00	N/R	877,755

16,105	Franklin County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, Columbus Properties Project, Series 1997, 5.600%, 4/20/39 (Alternative Minimum Tax)	10/07 at 103.00	Aaa	16,440,628

3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments Project, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	3,169,327

2,705	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village Project, Series 1999, 6.375%, 2/20/41	8/09 at 102.00	AAA	2,945,529

6,315	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999G, 5.950%, 2/01/23	2/09 at 102.00	Aa2	6,725,222
	Housing/Single Family - 2.6%

935	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)	7/09 at 100.00	Aaa	945,678

2,420	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	2,498,844

2,920	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	3,015,134

2,795	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.50	AAA	2,904,089

5,165	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Remarketed Revenue Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	5,346,498
	Industrials - 0.8%

2,400	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/08 at 102.00	N/R	2,436,264

	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
500	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA-	514,070
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA-	707,123

1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA-	1,082,822
	Long-Term Care - 1.5%

3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	11/05 at 102.00	Aa2	3,227,983

2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 - RAAI Insured	7/12 at 100.00	AA	2,084,920

475	Franklin County, Ohio, FHA-Insured Hospital Revenue Refunding Mortgage Loan Bonds, Worthington Christian Village Nursing Home, Series 1992, 7.000%, 8/01/16	8/05 at 100.00	N/R	476,107

1,250	Hamilton, Ohio, Healthcare Facilities Revenue Bonds, Twin Towers, Series 1998A, 5.125%, 10/01/23	10/08 at 101.00	BBB	1,225,425

1,625	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	3/05 at 102.00	Aa2	1,661,628
	Materials - 0.2%

1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A+	1,011,010
	Tax Obligation/General - 28.0%

	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 - MBIA Insured	No Opt. Call	AAA	7,435,260
9,500	5.250%, 12/01/21 - MBIA Insured	12/05 at 102.00	AAA	9,843,995

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 - FGIC Insured	No Opt. Call	AAA	427,794

700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 - FGIC Insured	12/10 at 100.00	Aaa	767,431

2,500	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 - MBIA Insured	No Opt. Call	AAA	3,009,750

2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 - AMBAC Insured	6/14 at 100.00	AAA	2,496,363

	Chesapeake-Union Exempt Village School District, Ohio, General Obligation Bonds, Series 1986:
125	8.500%, 12/01/05	No Opt. Call	N/R	130,418
125	8.500%, 12/01/06	No Opt. Call	N/R	136,685
125	8.500%, 12/01/07	No Opt. Call	N/R	142,376
125	8.500%, 12/01/08	No Opt. Call	N/R	147,294
130	8.500%, 12/01/09	No Opt. Call	N/R	157,840

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001:
2,000	5.375%, 12/01/15 - MBIA Insured	12/11 at 100.00	AAA	2,230,860
6,745	5.375%, 12/01/16 - MBIA Insured	12/11 at 100.00	AAA	7,519,259
1,255	5.375%, 12/01/17 - MBIA Insured	12/11 at 100.00	AAA	1,396,740

3,805	Cleveland, Ohio, General Obligation Bonds, Series 2002, 5.250%, 12/01/22 - MBIA Insured	12/12 at 100.00	AAA	4,146,613

2,620	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/20 - FSA Insured	6/14 at 100.00	AAA	2,798,946

	Columbus, Franklin County, Ohio, General Obligation Bonds, Series 1985:
590	9.375%, 4/15/06	No Opt. Call	AAA	634,303
500	9.375%, 4/15/07	No Opt. Call	AAA	567,795

7,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17 (Pre-refunded to 11/15/10)	11/10 at 101.00	AAA	7,806,565

1,000	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	1,122,940

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AA+	1,570,220

5,830	Cuyahoga County, Ohio, Limited Tax General Obligation Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16	12/10 at 100.00	AA+	6,568,311

2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22	12/14 at 100.00	AA+	2,865,754

	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
1,245	5.000%, 12/01/18 - MBIA Insured	6/14 at 100.00	Aaa	1,346,978
1,440	5.000%, 12/01/21 - MBIA Insured	6/14 at 100.00	Aaa	1,539,490

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 - AMBAC Insured	6/14 at 100.00	AAA	1,302,947

750	Defiance, Ohio, Waterworks System Improvement Bonds, Series 1994, 6.200%, 12/01/20 - MBIA Insured	6/05 at 102.00	AAA	767,430

	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 - FGIC Insured	No Opt. Call	AAA	821,680
1,000	0.000%, 12/01/11 - FGIC Insured	No Opt. Call	AAA	785,580

1,000	Evergreen Local School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1999, 5.625%, 12/01/24 - FGIC Insured	12/09 at 101.00	Aaa	1,109,180

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 - MBIA Insured	7/14 at 100.00	AAA	1,120,736

4,040	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%, 12/01/20	12/08 at 102.00	AAA	4,418,831

1,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School Improvement Bonds, Series 2001, 5.500%, 12/15/18 - MBIA Insured	12/11 at 100.00	Aaa	1,119,680

420	Geauga County, Ohio, Limited Tax General Obligation, Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	12/05 at 102.00	Aa2	442,457

1,000	Grandview Heights City School District, Franklin County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995, 6.100%, 12/01/19	12/05 at 101.00	AA	1,035,950

3,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%, 12/01/28	12/11 at 100.00	Aa3	3,276,780

3,810	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/17 - MBIA Insured	12/14 at 100.00	Aaa	4,139,146

1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 - FGIC Insured	12/10 at 100.00	Aaa	1,311,684

1,000	Huron County, Ohio, Limited Tax General Obligation Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16 - MBIA Insured	12/07 at 102.00	AAA	1,097,630

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 - MBIA Insured	6/13 at 100.00	Aaa	1,344,930

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 - FGIC Insured	12/14 at 100.00	AAA	1,505,658

1,070	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	6/05 at 100.00	Aa3	1,074,216

1,000	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 1994, 5.250%, 12/01/22 (Pre-refunded to 12/01/05) - FGIC Insured	12/05 at 101.00	AAA	1,031,930

555	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	640,037

1,440	Lakewood, Ohio, General Obligation Bonds, Series 1995B, 5.750%, 12/01/15	12/05 at 102.00	Aa2	1,501,690

3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured	6/11 at 100.00	Aaa	3,547,751

	Logan County, Ohio, General Obligation Bonds, Series 1986:
155	7.750%, 12/01/05	No Opt. Call	A+	161,205
155	7.750%, 12/01/06	No Opt. Call	A+	168,452

285	Lucas County, Ohio, General Obligation Bonds, Various Improvements, Series 1992, 6.650%, 12/01/12	No Opt. Call	A1	288,041

1,750	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building Construction Bonds, Series 1999, 5.250%, 12/01/28 - FGIC Insured	12/09 at 100.00	AAA	1,867,495

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 - AMBAC Insured	No Opt. Call	Aaa	1,512,801

1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	1,139,900

8,140	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	8,613,829

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21	3/14 at 100.00	AA+	779,516

3,315	Ohio, General Obligation Bonds, Conservation Projects, Series 2004A, 5.000%, 3/01/15	3/14 at 100.00	AA+	3,626,113

6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,411,942

4,035	Olentangy Local School District, Delaware and Franklin Counties, Ohio, Various Purpose Bonds, Series 1999, 5.000%, 12/01/27	12/09 at 101.00	AA	4,157,745

	Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 - FGIC Insured	6/14 at 100.00	AAA	438,832
3,055	5.250%, 12/01/22 - FGIC Insured	6/14 at 100.00	AAA	3,344,156

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 - FSA Insured	12/14 at 100.00	Aaa	1,662,829

3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 - FSA Insured	12/14 at 100.00	AAA	3,523,944

3,500	Springfield City School District, Clark County, Ohio, General Obligation Bonds, Series 2001, 5.200%, 12/01/23 - FGIC Insured	12/11 at 102.00	Aaa	3,779,755

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	12/06 at 102.00	Aa2	32,267

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 - MBIA Insured	12/13 at 100.00	Aaa	1,287,621

1,315	Summit County, Ohio, General Obligation Refunding Bonds, Series 2002R, 5.500%, 12/01/21 - FGIC Insured	No Opt. Call	AAA	1,535,604

2,290	Tipp City Exempted Village School District, Ohio, School Facilities Construction and Improvement Bonds, Series 2001, 5.000%, 12/01/24 - FGIC Insured	6/11 at 100.00	Aaa	2,407,385

3,755	Toledo City School District, Lucas County, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 - FGIC Insured	12/13 at 100.00	Aaa	3,983,454

1,500	Upper Arlington City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/20 - FSA Insured	6/15 at 100.00	AAA	1,617,900

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 - MBIA Insured	12/13 at 100.00	Aaa	1,498,183
1,515	5.250%, 12/01/21 - MBIA Insured	12/13 at 100.00	Aaa	1,653,668

2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General Obligation Bonds, Series 2001, 5.000%, 12/01/27 - MBIA Insured	6/11 at 100.00	AAA	2,069,880

300	Youngstown, Ohio, Limited Tax General Obligation Bonds, Series 1994, 6.125%, 12/01/14 - MBIA Insured	6/05 at 102.00	AAA	307,035
	Tax Obligation/Limited - 9.4%

1,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 - RAAI Insured	11/14 at 100.00	AA	1,945,830

6,300	Cleveland, Ohio, Certificates of Participation, Cleveland Stadium Project, Series 1997, 5.250%, 11/15/27 - AMBAC Insured	11/07 at 102.00	AAA	6,701,499

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 - AMBAC Insured	6/14 at 100.00	AAA	1,447,137

1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 - MBIA Insured	12/12 at 100.00	Aaa	1,281,995

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 - FGIC Insured	6/14 at 100.00	AAA	2,457,090
1,000	5.000%, 12/01/21 - FGIC Insured	6/14 at 100.00	AAA	1,065,120
2,535	5.000%, 12/01/22 - FGIC Insured	6/14 at 100.00	AAA	2,694,071

3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 - AMBAC Insured	No Opt. Call	Aaa	1,020,822

1,000	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 - AMBAC Insured	11/11 at 101.00	Aaa	1,112,000

1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 - AMBAC Insured	4/12 at 100.00	AAA	1,660,646

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 (WI, settling 3/09/05) - FSA Insured	2/15 at 100.00	AAA	1,104,560

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA	1,095,660

1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA	1,614,534

1,050	Ohio Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 - FSA Insured	4/12 at 100.00	AAA	1,110,848

2,000	Ohio State Building Authority, State Facilities Bonds, Workers Compensation Facilities Project, Series 2003A, 5.000%, 4/01/11 - FGIC Insured	No Opt. Call	AAA	2,183,300

950	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 - FSA Insured	4/05 at 100.00	AAA	953,591

11,700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Reset Option Long Certificates II-R-66, Series 1996Y, 9.053%, 1/01/13 (IF)	No Opt. Call	AAA	14,732,523

6,550	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds, Reset Option Long Trust Certificates II-R56, Series 1993L, 9.053%, 7/01/18 (IF)	No Opt. Call	AAA	8,829,465
	Transportation - 4.2%

1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 (Alternative Minimum Tax) - RAAI Insured	12/13 at 100.00	AA	1,034,320

6,300	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	6,769,098

5,000	Ohio Turnpike Commission, Revenue Refunding Bonds, ROL Series II-R51, Series 1998A, 9.033%, 2/15/24 (IF)	No Opt. Call	AA-	6,609,000

7,500	Ohio Turnpike Commission, Revenue Bonds, ROL II-R75, 9.033%, 2/15/12 (IF)	No Opt. Call	Aaa	9,611,925
	U.S. Guaranteed *** - 9.4%

730	Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded to 12/01/09)	12/09 at 100.00	N/R***	835,113

1,000	Aurora City School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1995, 5.800%, 12/01/16 (Pre-refunded to 12/01/05) - FGIC Insured	12/05 at 102.00	AAA	1,045,870

3,000	Butler County, Ohio, Sewer System Revenue Bonds, Series 1996, 5.250%, 12/01/21 (Pre-refunded to 12/01/06) - AMBAC Insured	12/06 at 101.00	AAA	3,169,560

	Cuyahoga County, Ohio, Hospital Revenue Bonds, Cleveland Clinic Foundation - Meridia Health System, Series 1995:
250	6.250%, 8/15/14 (Pre-refunded to 8/15/05)	8/05 at 102.00	AAA	259,608
5,500	6.250%, 8/15/24 (Pre-refunded to 8/15/05)	8/05 at 102.00	AAA	5,711,365

1,600	Greene County, Ohio, Water System Revenue Bonds, Series 1996, 6.125%, 12/01/21 (Pre-refunded to 12/01/07) - FGIC Insured	12/07 at 102.00	AAA	1,777,184

1,190	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12	5/05 at 100.00	A1***	1,225,581

2,000	Montgomery County, Ohio, Health System Revenue Bonds, Franciscan Medical Center - Dayton Campus, Series 1997, 5.500%, 7/01/18 (Pre-refunded to 1/01/08)	1/08 at 102.00	Baa2***	2,186,320

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded to 9/01/11)	9/11 at 100.00	AA***	6,201,238

	North Royalton City School District, Ohio, School Improvement Bonds, Series 1994:
2,200	6.000%, 12/01/14 (Pre-refunded to 12/01/09) - MBIA Insured	12/09 at 102.00	AAA	2,530,308
2,400	6.100%, 12/01/19 (Pre-refunded to 12/01/09) - MBIA Insured	12/09 at 102.00	AAA	2,770,896

	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
5,700	0.000%, 1/15/15 (Pre-refunded to 7/15/11) - FGIC Insured	7/11 at 70.48	AAA	3,204,084
6,460	0.000%, 1/15/15 (Pre-refunded to 1/15/11) - FGIC Insured	1/11 at 67.04	AAA	3,520,700

5,065	Ohio Water Development Authority, Pure Water Loan Revenue Bonds, Series 1990I, 6.000%, 12/01/16 - AMBAC Insured	No Opt. Call	AAA	5,862,940

500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 - AMBAC Insured	No Opt. Call	AAA	393,570

2,340	Stow, Ohio, General Obligation Construction Bonds, Safety Center, Series 1995, 6.200%, 12/01/20 (Pre-refunded to 12/01/05)	12/05 at 102.00	Aa3***	2,454,730

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 (Pre-refunded to 6/01/11) - FGIC Insured	6/11 at 101.00	AAA	1,703,460
1,520	5.750%, 6/01/19 (Pre-refunded to 6/01/11) - FGIC Insured	6/11 at 101.00	AAA	1,726,173

4,250	University of Cincinnati, Ohio, General Receipts Bonds, Series 1997, 5.375%, 6/01/20 (Pre-refunded to 6/01/07) - MBIA Insured	6/07 at 100.00	AAA	4,454,935

1,910	Vandalia, Ohio, General Obligation Bonds, Series 1996, 5.850%, 12/01/21 (Pre-refunded to 12/01/06)	12/06 at 101.00	Aa3***	2,037,531
	Utilities - 7.6%

1,535	Cleveland Public Power System, Ohio, First Mortgage Revenue Bonds, Series 1994A, 0.000%, 11/15/13 - MBIA Insured	No Opt. Call	AAA	1,096,328

2,500	Cleveland Public Power System, Ohio, First Mortgage Revenue Refunding Bonds, Series 1996, Subseries 1, 5.000%, 11/15/24 - MBIA Insured	11/06 at 102.00	AAA	2,619,550

565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 - AMBAC Insured	12/10 at 101.00	AAA	632,676

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5, American Municipal Power Ohio Inc., Belleville Hydroelectric Project, Series 2004:
1,000	5.000%, 2/15/20 - AMBAC Insured	2/14 at 100.00	AAA	1,064,230
3,775	5.000%, 2/15/21 - AMBAC Insured	2/14 at 100.00	AAA	4,005,841
1,465	5.000%, 2/15/22 - AMBAC Insured	2/14 at 100.00	AAA	1,551,215
3,295	5.000%, 2/15/23 - AMBAC Insured	2/14 at 100.00	AAA	3,478,828

8,250	Ohio Air Quality Development Authority, Revenue Refunding Bonds, Dayton Power and Light Company Project, Series 1995, 6.100%, 9/01/30	9/05 at 102.00	Ba1	8,354,858

5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project, Series 1997, 5.625%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured	4/07 at 102.00	AAA	5,303,750

500	Ohio Water Development Authority, Collateralized Water Revenue Refunding Bonds, Dayton Power and Light Company, Series 1992A, 6.400%, 8/15/27	8/05 at 100.00	Baa2	510,050

8,550	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	8,568,639

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	A-	923,879

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	4,827,192
	Water and Sewer - 5.0%

2,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/23	6/11 at 100.00	AA+	2,087,680

	Cincinnati, Ohio, Water System Revenue Bonds, ROLS RR-II-R212:
1,300	10.995%, 12/01/11 (IF)	6/11 at 100.00	AAA	1,661,088
1,640	11.001%, 12/01/12 (IF)	6/11 at 100.00	AAA	2,051,886
550	11.037%, 12/01/13 (IF)	6/11 at 100.00	AAA	696,834

10,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 - MBIA Insured	No Opt. Call	AAA	11,561,700

1,160	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25	6/14 at 100.00	N/R	1,191,622

4,260	Ohio Water Development Authority, Community Assistance Bonds, Series 1997, 5.375%, 12/01/24 - AMBAC Insured	12/07 at 102.00	AAA	4,586,612

2,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 1998, 5.125%, 12/01/23 - FSA Insured	6/08 at 101.00	AAA	2,125,920

1,255	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA	1,396,564

620	Toledo, Ohio, Sewerage System Mortgage Revenue Bonds, Series 1994, 6.350%, 11/15/17 - AMBAC Insured	11/06 at 100.00	AAA	634,403

390	Toledo, Ohio, Water System Mortgage Revenue Bonds, Series 1994, 6.450%, 11/15/24 - AMBAC Insured	11/06 at 100.00	AAA	399,121
$526,255	Total Long-Term Investments (cost $520,576,178) - 99.0%			560,494,211
	Other Assets Less Liabilities - 1.0%			5,731,806

	Net Assets - 100%			$566,226,017

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
(IF)	Inverse floating rate security.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $520,158,149.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$40,805,821
Depreciation	(469,759)

Net unrealized appreciation of investments	$40,336,062

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

February 28, 2005

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value
	Education and Civic Organizations - 5.9%

$475	Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project, Series 1998, 5.100%, 4/01/18	4/08 at 100.00	Aaa	$484,562

500	Madison Community Development Authority, Wisconsin, Revenue Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20	11/06 at 102.00	AA-	523,270

370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB	382,328

200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	209,184

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB	1,059,030
	Healthcare - 2.1%

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 - MBIA Insured	7/05 at 102.00	AAA	513,280

450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	8/05 at 101.50	AAA	463,082
	Housing/Multifamily - 9.8%

675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc. Project, Series 2000A, 5.900%, 11/20/30	5/08 at 102.00	N/R	705,551

570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	587,237

1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	9/06 at 102.00	AAA	1,016,580

200	Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured Multifamily Housing Revenue Bonds, City Hall Square Apartments, Series 1993, 6.000%, 8/01/22 (Alternative Minimum Tax)	8/07 at 102.00	N/R	209,060

500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	5/06 at 102.00	AAA	506,815

300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	9/05 at 102.00	N/R	307,503

	Waukesha Housing Authority, Wisconsin, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Refunding Bonds, Westgrove Woods Project, Series 1996A:
350	5.800%, 12/01/18 (Alternative Minimum Tax)	12/06 at 102.00	AAA	362,911
750	6.000%, 12/01/31 (Alternative Minimum Tax)	12/06 at 102.00	AAA	769,275
	Housing/Single Family - 0.5%

190	Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy Program Single Family Mortgage Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative Minimum Tax)	4/05 at 102.00	AAA	194,098

50	Virgin Islands Housing Finance Corporation, Single Family Mortgage Revenue Refunding Bonds, GNMA Mortgage-Backed Securities Program, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/05 at 102.00	AAA	51,050
	Long-Term Care - 2.5%

1,120	Waukesha County Housing Authority, Wisconsin, Housing Revenue Bonds, Arboretum Project, Series 1998, 5.250%, 12/01/21 (Alternative Minimum Tax) (Mandatory put 12/01/12)	6/05 at 101.00	N/R	1,121,658
	Tax Obligation/General - 0.5%

250	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	5/05 at 101.00	B	249,308
	Tax Obligation/Limited - 62.0%

1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	1,578,000

1,000	De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18	2/08 at 100.00	N/R	1,020,720

100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A3	107,340

2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A3	2,114,660

350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 - AMBAC Insured	2/11 at 100.00	AAA	374,808

	Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project, Series 1999A:
1,300	5.250%, 6/01/24	6/09 at 100.00	Aa2	1,390,805
1,650	5.100%, 6/01/29	6/09 at 100.00	Aa2	1,736,295

500	Jackson Community Development Authority, Wisconsin, Revenue Refunding Bonds, Series 1999, 5.100%, 12/01/17	12/09 at 100.00	N/R	506,680

960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	965,472

	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	418,116
1,000	4.950%, 8/01/20	8/11 at 100.00	A	1,043,710

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 - AMBAC Insured	8/12 at 100.00	AAA	2,088,540

2,500	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A, 5.125%, 8/01/21 - AMBAC Insured	8/13 at 100.00	AAA	2,669,525

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,573,710

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A3	1,028,090

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
850	5.500%, 12/15/18 - MBIA Insured	No Opt. Call	AAA	983,646
400	5.500%, 12/15/19 - MBIA Insured	No Opt. Call	AAA	463,816
2,195	5.500%, 12/15/20 - MBIA Insured	No Opt. Call	AAA	2,553,795
500	5.500%, 12/15/26 - MBIA Insured	No Opt. Call	AAA	585,475

375	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21	10/08 at 100.00	N/R	386,647

600	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Notes, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB	626,736

500	Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%, 12/01/16 - MBIA Insured	12/07 at 100.00	AAA	537,480

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	N/R	1,093,310

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
1,000	5.250%, 12/15/23 - FSA Insured	No Opt. Call	AAA	1,131,980
500	5.250%, 12/15/27 - FSA Insured	No Opt. Call	AAA	555,215

2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 - FSA Insured	No Opt. Call	AAA	614,640
	U.S. Guaranteed *** - 15.1%

	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project, Series 1999A:
2,000	5.700%, 6/01/24 (Pre-refunded to 6/01/09)	6/09 at 100.00	Aa2***	2,220,600
700	5.800%, 6/01/29 (Pre-refunded to 6/01/09)	6/09 at 100.00	Aa2***	779,989

1,500	Cudahy Community Development Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1995, 6.000%, 6/01/11 (Pre-refunded to 6/01/06)	6/06 at 100.00	N/R***	1,564,860

300	Madison Community Development Authority, Wisconsin, Lease Revenue Bonds, Monona Terrace Community and Convention Center, Series 1995, 6.100%, 3/01/10 (Pre-refunded to 3/01/05)	3/05 at 100.00	Aa2***	300,104

250	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.375%, 10/01/16	10/10 at 101.00	AAA	279,520

600	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Bonds, Series 1996, 5.800%, 12/15/26 (Pre-refunded to 3/13/07) - MBIA Insured	3/07 at 101.00	AAA	643,860

1,000	Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Series 1996B, 5.700%, 12/15/20 (Pre-refunded to 12/15/06)	12/06 at 101.00	AAA	1,065,360
$43,480	Total Long-Term Investments (cost $42,525,333) - 98.4%			44,719,286
	Other Assets Less Liabilities - 1.6%			708,229

	Net Assets - 100%			$45,427,515

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was $42,516,404.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

Gross unrealized:
Appreciation	$2,216,994
Depreciation	(14,112)

Net unrealized appreciation of investments	$2,202,882

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multistate Trust IV

By (Signature and Title)*	/s/ Jessica R. Droeger
Vice President and Secretary

Date	April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date	April 28, 2005

By (Signature and Title)*	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date	April 28, 2005